Pledged assets - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Financial Instruments, Not Separately Reported, Loans Receivable, for Other Arrangements	$ 700,000,000	$ 500,000,000
Federal Home Loan Bank Advances General Debt Obligations Disclosures Amount Of Available Unused Funds	3,700,000,000	3,000,000,000
Financial Instruments Owned and Pledged as Collateral, Amount Eligible to be Repledged by Counterparty	0	69,000,000
Federal Reserve Bank Advances [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Line Of Credit Facility Current Borrowing Capacity	2,100,000,000	3,400,000,000
Securities Investment Member
Financial Instruments Owned and Pledged as Collateral [Line Items]
Financial Instruments served as collateral to secure debt obligations	700,000,000	1,000,000,000
Loans Held For Investment [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Financial Instruments, Not Separately Reported, Loans Receivable, for Other Arrangements	4,100,000,000	4,500,000,000
Pledged Financial Instruments, Not Separately Reported, Loans Receivable, for Federal Home Loan Bank Debt	$ 4,500,000,000	$ 4,500,000,000